Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating loss carryforwards
Total loss carryforwards	$ 14,914
Income before income taxes for the entity's U.S. and non-U.S. based operations
U.S.	169,079	194,956	193,985
Non-U.S.	388,999	366,511	298,237
Income before income taxes	558,078	561,467	492,222
Current provision:
U.S. federal	84,669	97,860	64,552
Non-U.S.	74,190	69,901	60,239
State and local	10,582	8,297	6,314
Total current	169,441	176,058	131,105
Deferred provision (benefit)
U.S. federal	5,124	(2,346)	9,485
Non-U.S.	(3,622)	(166)	(2,426)
State and local	524	(127)	(201)
Total deferred	2,026	(2,639)	6,858
Provision for income taxes	171,467	173,419	137,963
Expires 2015 through 2019
Operating loss carryforwards
Total loss carryforwards	6,100
Expires 2020 through 2024
Operating loss carryforwards
Total loss carryforwards	2,855
Expires 2025 through 2028
Operating loss carryforwards
Total loss carryforwards	2,696
Indefinite
Operating loss carryforwards
Total loss carryforwards	3,263
Foreign income tax
Operating loss carryforwards
Total loss carryforwards	$ 3,300